Schedule I - Condensed Financial Information of Parent, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities [Abstract]
Net income (loss)	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ (29,112)	$ 22,798	$ 60,184
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings from unconsolidated subsidiary									(530)	(1,159)	(3,562)
Deferred income taxes									(9,197)	4,919	8,431
Share-based compensation									0	195	30
Distributions from unconsolidated subsidiary									0	0	5,501
Changes in operating assets and liabilities [Abstract]
Other assets									(1,134)	137	(1,589)
Payable to related parties									(17,163)	(19,407)	(12,848)
Net cash flows (used in) provided by operating activities									149,611	214,923	227,165
Cash Flows from Investing Activities [Abstract]
Net cash flows provided by (used in) investing activities									(123,271)	480,537	(840,559)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									0	0	396,563
Debt issuance costs									(2,552)	(933)	(1,803)
Shares repurchased									(40,257)	(81,432)	0
Dividends paid									0	(41,388)	(41,392)
Dividend equivalents									0	(1,054)	(1,426)
Net cash flows provided by (used in) financing activities									215,728	(756,598)	546,482
Net increase (decrease) in cash and cash equivalents									241,966	(61,562)	(66,912)
Cash and cash equivalents at beginning of year				275,998				337,560	275,998	337,560	404,472
Cash and cash equivalents at end of year	517,964				275,998				517,964	275,998	337,560
Cash paid during the year for [Abstract]
Interest									110,351	132,780	119,745
Taxes									460	384	188
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income (loss)									(29,112)	22,798	60,184
Adjustments to reconcile net income to net cash flows provided by operating activities [Abstract]
Equity in earnings of subsidiaries									24,385	(17,065)	(59,447)
Equity in earnings from unconsolidated subsidiary									(530)	(1,159)	(3,562)
Deferred income taxes									(12,139)	(2,276)	(2,004)
Share-based compensation									0	195	30
Amortization of debt discount and others									1,982	1,982	1,537
Distributions from unconsolidated subsidiary									0	0	5,501
Changes in operating assets and liabilities [Abstract]
Receivable from subsidiaries									(162,229)	132,843	117,806
Other assets									476	1,060	(1,672)
Payable to related parties									856	(867)	(48)
Accrued and other liabilities									12,622	483	7,211
Net cash flows (used in) provided by operating activities									(163,689)	137,994	125,536
Cash Flows from Investing Activities [Abstract]
Capital contributions to subsidiaries									0	0	(5,058)
Distributions received from subsidiaries									0	53,500	1,925
Capital contributions to unconsolidated subsidiary									0	(2,009)	0
Distributions received from unconsolidated subsidiary									0	0	1,132
Notes receivable from subsidiaries									(40,172)	(650,083)	(628,994)
Notes payable to subsidiaries									334,556	505,273	94,101
Net cash flows provided by (used in) investing activities									294,384	(93,319)	(536,894)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									0	0	396,563
Debt issuance costs									0	0	(1,116)
Shares repurchased									(40,257)	(81,432)	0
Dividends paid									0	(41,388)	(41,392)
Dividend equivalents									0	(1,054)	(1,426)
Net cash flows provided by (used in) financing activities									(40,257)	(123,874)	352,629
Net increase (decrease) in cash and cash equivalents									90,438	(79,199)	(58,729)
Cash and cash equivalents at beginning of year				$ 139,339				$ 218,538	139,339	218,538	277,267
Cash and cash equivalents at end of year	$ 229,777				$ 139,339				229,777	139,339	218,538
Cash paid during the year for [Abstract]
Interest									46,032	46,723	21,488
Taxes									0	0	0
Noncash investing activities [Abstract]
Capital contribution to subsidiaries									207,340	17,246	0
Distributions paid to subsidiaries									$ 55,039	$ 711	$ 0